Document And Entity Information	Oct. 15, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 15, 2024
Entity Registrant Name	Getaround, Inc.
Entity Central Index Key	0001839608
Entity Emerging Growth Company	true
Entity File Number	001-40152
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3122877
Entity Address, Address Line One	PO Box 24173
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94623
City Area Code	415
Local Phone Number	295-5725
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE
Amendment Description	The Registrant filed a Current Report on Form 8-K on October 16, 2024 (the “Original Form 8-K”) to disclose the resignation of Eduardo Iniguez as the Chief Executive Officer of Getaround, Inc. (the “Company”) and as a member of the Company’s Board of Directors, and the appointment of Albert Joon (“AJ”) Lee as the interim Chief Executive Officer of the Company. On October 23, 2024, the Registrant filed Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) to the Original Form 8-K to disclose and describe: 1) the Settlement Agreement and General Release entered into by the Company and Mr. Iniguez; and 2) the Indemnification Agreement entered into by the Company and Mr. Lee.The Registrant is filing this Amendment No. 2 on Form 8-K/A (this "Amendment No. 2") to amend the Original Form 8-K (as amended by Amendment No. 1) to disclose the additional compensation payable to Mr. Lee for his service as interim Chief Executive Officer. No other changes have been made to the Original Form 8-K (as amended by Amendment No. 1) by this Amendment No. 2.